Operating profit	12 Months Ended
Dec. 31, 2018
Operating profit
Operating profit

2 Operating profit

Operating profit includes the following significant items:

Selling, general and administrative costs

In 2018,  Selling, general and administrative costs includes a credit of $482m (2017: charge of $208m; 2016: credit of $999m) resulting from changes in the fair value of Contingent consideration arising from the acquisition of the diabetes alliance from BMS. These adjustments reflect revised estimates for future sales performance for the products acquired and, as a result, revised estimates for future royalties payable.

In 2018,  Selling, general and administrative costs also includes a credit of $113m (2017:  $209m; 2016: $41m) resulting from changes in estimates of the cash flows arising from the put option over the non-controlling interest in Acerta Pharma.

In 2018,  Selling, general and administrative costs also includes a credit of $219m (2017: charge of $241m; 2016: charge of $223m) of legal provisions relating to a number of legal proceedings in various jurisdictions in relation to several marketed products.

Further details of impairment charges for 2018, 2017 and 2016 are included in Notes 7 and 9.

Other operating income and expense

	2018	2017	2016
	$m	$m	$m
Royalties
Income	96	132	406
Amortisation	(4)	(45)	(86)
Gains on disposal of intangible assets	1,885	1,518	1,301
Gains on disposal of short-term investments	–	161	–
Net (losses)/gains on disposal of other non-current assets	(8)	24	29
Impairment of property, plant and equipment	–	(78)	–
Legal settlements	374	–	–
Other income	277	286	146
Other expense	(93)	(168)	(141)
Other operating income and expense	2,527	1,830	1,655

Royalty amortisation relates to intangible assets recorded in respect of income streams acquired with MedImmune, and upon the restructuring of a historical joint venture with MSD.

Gains on disposal of intangible assets in 2018 includes $695m on the disposal of Europe rights to Nexium, $527m on the disposal of rights to Seroquel in the UK, China and other international markets, $210m from the sale of rights to Atacand in Europe to Cheplapharm, milestone receipts of $172m from the disposal of the anaesthetics portfolio outside the US to Aspen and $139m from the sale of global rights to Alvesco, Omnaris and Zetonna to Covis.

Gains on disposal of intangible assets in 2017 includes $555m on the disposal of the remaining rights to the global anaesthetics portfolio, $301m on disposal of Europe rights to Seloken and $193m on disposal of the global rights to Zomig.

Gains on disposal of intangible assets in 2016 includes $368m on the disposal of the small molecule antibiotics assets in most markets outside the US, $321m on the disposal of Rest of World rights to Rhinocort Aqua,  $231m on the disposal of global rights to MEDI2070 and $183m on the disposal of Rest of World rights to Imdur.

Restructuring costs

The tables below show the costs that have been charged in respect of restructuring programmes by cost category and type. Severance provisions are detailed in Note 20.

	2018	2017	2016
	$m	$m	$m
Cost of sales	432	181	130
Research and development expense	94	201	178
Selling, general and administrative costs	181	347	823
Other operating income and expense	(10)	78	(24)
Total charge	697	807	1,107

	2018	2017	2016
	$m	$m	$m
Severance costs	41	176	505
Accelerated depreciation and impairment	259	141	46
Other	397	490	556
Total charge	697	807	1,107

Other costs are those incurred in designing and implementing the Group’s various restructuring initiatives, including costs of decommissioning sites impacted by changes to our global footprint, temporary lease costs during relocation, internal project costs, and external consultancy fees.

Financial instruments

Included within Operating profit are the following net gains and losses on financial instruments:

	2018	2017	2016
	$m	$m	$m
Losses on forward foreign exchange contracts	(100)	(6)	(216)
Gains/(losses) on receivables and payables	43	(30)	132
Gains on disposal of short-term investments	–	161	–
Gains on other available for sale investments	–	34	–
Total	(57)	159	(84)